Significant Accounting Policies and Practices and Recent Accounting Pronouncements - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Accounting Policies [Abstract]
Advertising expense	$ 30.9	$ 34.1	$ 28.7